Consolidated Statements of Operations and Comprehensive Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues
Distribution (includes $159 related party revenues; 2014 - $159) (Note 23)	CAD 4,949	CAD 4,903
Transmission (includes $1,554 related party revenues; 2014 - $1,567) (Note 23)	1,536	1,588
Other	44	57
Total revenues	6,529	6,548
Costs
Purchased power (includes $2,335 related party costs; 2014 - $2,633) (Note 23)	3,450	3,419
Operation, maintenance and administration (Note 23)	1,130	1,192
Depreciation and amortization (Note 5)	757	722
Total costs	5,337	5,333
Income (loss) before financing charges and income taxes	1,192	1,215
Financing charges (Note 6)	376	379
Income before income taxes	816	836
Income taxes (Notes 7, 23)	114	89
Net income	702	747
Other comprehensive income	0	0
Comprehensive income	702	747
Net income and comprehensive income attributable to:
Noncontrolling interest (Note 22)	10	(2)
Preferred shareholder	13	18
Common shareholder	679	731
Net income	CAD 702	CAD 747
Earnings per common share (Note 20)
Basic	CAD 6,340	CAD 7,319
Diluted	6,340	7,319
Dividends per common share declared (Note 19)	CAD 8,750	CAD 2,696